Intangible assets (revised) - Canada Goodwill Impairment (Details) - Imperial Tobacco Canada	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Assumptions increase in pre-tax discount rate	8.00%
Decrease in revenue
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Decrease in revenue/long-term growth rate	21.30%
Decrease in long term growth rates
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Decrease in revenue/long-term growth rate	10.50%